Financing Receivable, Net - Schedule of Financing Receivables, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term:
Short-term financing receivables	¥ 3,933,553		¥ 6,478,949
Accrued interest receivable	69,041		103,158
Allowance for credit losses	(58,594)		(184,187)
Total short-term financing receivables, net	3,944,000	$ 555,501	6,397,920
Long-term:
Long-term financing receivables	203,601		473,545
Allowance for credit losses	(3,087)		(13,220)
Total long-term financing receivables, net	¥ 200,514	$ 28,242	¥ 460,325